Stockholders’ Deficit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)	219,481,484	219,481,484	201,142,870
Dividends
Shares rserved	173,514,807	170,191,343	123,702,582
Conversion price	110,000
Maximum [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)		219,481,484
Minimum [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)		201,142,870
Series A
Stockholders’ Deficit [Line Items]
Shares rserved	12,285,713
Series B
Stockholders’ Deficit [Line Items]
Shares rserved	7,500,000
Series C
Stockholders’ Deficit [Line Items]
Shares rserved	4,100,799
Series D
Stockholders’ Deficit [Line Items]
Shares rserved	5,000,000
Series E
Stockholders’ Deficit [Line Items]
Shares rserved	22,671,428